Disclosure of detailed information about future minimum undiscounted lease payments (Details)	Feb. 28, 2022 USD ($)
Lease Liabilities
Current	$ 176,070
2 years	171,400
3 years	121,988
4 years	7,505
Total undiscounted lease obligation	$ 476,963